Commitments and Contingencies (10K) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Non-cancelable operating leases expiration period					September 2017
Rent expenses	$ 52,778	$ 57,100	$ 107,465	$ 130,603	$ 244,621	$ 250,744
Future minimum rental payments under non-cancelable operating leases	$ 89,216		$ 89,216		$ 125,192
Percentage of net profit interest			20.00%		20.00%
Chief Executive Officer [Member]
Due to related parties					$ 1,000,000		$ 225,000
Bonus					300,000
Bonus offset against common stock subscription					220,079	$ 1,000,000
Bonus offset against related party advance					4,921
Mr. Mathieson [Member]
Bonus					$ 75,000